Debt and Warrant Liabilities - John Redmond Notes (Details)					3 Months Ended
	Feb. 07, 2025 USD ($) shares	Oct. 02, 2019 USD ($) $ / shares shares	Oct. 11, 2013 USD ($)	Sep. 12, 2012 USD ($)	Mar. 31, 2025 USD ($) loan $ / shares shares	Feb. 10, 2025 USD ($)	Dec. 31, 2024 USD ($) $ / shares	Mar. 31, 2024	Dec. 31, 2023 USD ($)	Jun. 01, 2016 $ / shares
Debt and Warrant Liabilities
Total debt liability owed					$ 28,787,160		$ 107,468,217		$ 88,996,117
Exercise price of warrant | $ / shares					$ 0.01		$ 0.01
Related party | John Redmond
Debt and Warrant Liabilities
Loan amount					$ 2,275,000	$ 2,000,000	$ 22,096,055		22,096,055
Total debt liability owed					2,418,983		61,337,646		54,325,205
Series B units | Warrants purchased from party two
Debt and Warrant Liabilities
Percentage of issued and outstanding units on calculation of warrant to acquire		2.26%
Threshold initial principal and accrued unpaid interest on calculation of warrant to acquire		$ 1,000,000
Exercise price of warrant | $ / shares		$ 0.01
Series B units | Warrants purchased from party three
Debt and Warrant Liabilities
Debt conversion converted instrument shares issued | shares		745,444
Percentage of issued and outstanding units on calculation of warrant to acquire		2.26%
Threshold initial principal and accrued unpaid interest on calculation of warrant to acquire		$ 1,000,000
Exercise price of warrant | $ / shares		$ 0.01
Azure
Debt and Warrant Liabilities
Total debt liability owed					$ 2,418,983		9,927,934		8,736,727
Debt conversion converted instrument shares issued | shares	316,616				743,920
Azure | Related party | John Redmond
Debt and Warrant Liabilities
Number of remaining loans issued | loan					3
Loan amount					$ 2,275,000		6,831,987		6,831,987
Total debt liability owed					$ 2,418,983		$ 9,927,934		$ 8,736,727
Azure | Related party | St. James Bank & Trust Co. Ltd.
Debt and Warrant Liabilities
Number of shares exercised	316,616
January 1, 2021
Debt and Warrant Liabilities
Interest rate					12.00%		12.00%	12.00%	12.00%
Total debt liability owed							$ 1,110,178		$ 985,227
January 1, 2021
Debt and Warrant Liabilities
Interest rate					12.00%		12.00%	12.00%	12.00%
Total debt liability owed							$ 5,412,393		$ 4,803,224
October 25, 2021
Debt and Warrant Liabilities
Interest rate					14.50%		14.50%	14.50%	14.50%
Total debt liability owed					$ 400,000		$ 632,888		$ 547,938
October 25, 2021
Debt and Warrant Liabilities
Interest rate					14.50%		14.50%	14.50%	14.50%
Total debt liability owed					$ 900,000		$ 1,423,997		$ 1,232,860
October 1, 2022
Debt and Warrant Liabilities
Interest rate					14.50%		14.50%	14.50%	14.50%
Total debt liability owed					$ 1,118,983		$ 1,348,478		$ 1,167,478
NACS
Debt and Warrant Liabilities
Loan amount			$ 11,493,949
Interest rate			8.00%
Default interest rate			12.00%
Total debt liability owed							36,546,705		32,433,345
NACS | Related party | John Redmond
Debt and Warrant Liabilities
Loan amount							11,493,949		11,493,949
Total debt liability owed							36,546,705		32,433,345
NACS | Series A
Debt and Warrant Liabilities
Conversion price | $ / shares										$ 1
NACS | Series B units
Debt and Warrant Liabilities
Conversion price | $ / shares										$ 0.47
Assumed Notes | Related party | John Redmond
Debt and Warrant Liabilities
Loan amount							3,770,119		3,770,119
Total debt liability owed							14,863,006		13,155,133
Assumed Notes issued to party one
Debt and Warrant Liabilities
Loan amount				$ 3,270,119
Interest rate				8.00%
Default interest rate				12.00%
Total debt liability owed							13,512,610		11,991,755
Assumed Notes issued to party two
Debt and Warrant Liabilities
Loan amount		$ 300,000
Interest rate		12.00%
Total debt liability owed					$ 810,238		810,238		698,027
Assumed Notes issued to party three
Debt and Warrant Liabilities
Loan amount		$ 200,000
Interest rate		12.00%
Total debt liability owed		$ 540,159					$ 540,159		$ 465,351